JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 39.7%
Fixed Income — 15.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,848	48,555
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,284	7,007
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	452	3,741
JPMorgan High Yield Fund Class R6 Shares (a)	3,970	23,940
Total Fixed Income		83,243
International Equity — 4.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,750	23,847
U.S. Equity — 19.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,917	103,155
Total Investment Companies (Cost $219,625)		210,245
Exchange-Traded Funds — 32.0%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	88	6,908
Fixed Income — 16.4%
JPMorgan High Yield Research Enhanced ETF (a)	71	3,035
JPMorgan Inflation Managed Bond ETF (a)	873	39,629
JPMorgan U.S. Aggregate Bond ETF (a)	975	44,360
Total Fixed Income		87,024
International Equity — 9.8%
JPMorgan BetaBuilders International Equity ETF (a)	1,230	52,036
U.S. Equity — 4.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	190	12,903
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	219	10,739
Total U.S. Equity		23,642
Total Exchange-Traded Funds (Cost $186,472)		169,610
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 5.5%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	85	79
2.75%, 2/1/2026	21	19
2.20%, 2/4/2026	15	13
2.70%, 2/1/2027	765	663
3.45%, 11/1/2028	63	54
Northrop Grumman Corp.
5.15%, 5/1/2040	95	89
3.85%, 4/15/2045	80	61
Raytheon Technologies Corp. 2.25%, 7/1/2030	143	116
		1,094

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	151
Hyundai Capital America
1.15%, 11/10/2022 (b)	363	362
1.30%, 1/8/2026 (b)	40	35
		548
Banks — 1.2%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	600	592
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	166
2.75%, 12/3/2030	200	141
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	174
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	80	70
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	105	98
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	110	86
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	200	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	165
Barclays plc (United Kingdom) 4.34%, 1/10/2028	200	178
BNP Paribas SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	200	143
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	125	113
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	250	167
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	200	192
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	213
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (c)	745	596
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (b)	200	188
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	170
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	273	270
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	235	230
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	200	182
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	166
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	245	179
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	620	619
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	163
Wells Fargo & Co.
4.30%, 7/22/2027	580	542
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	110	89

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	15	10
3.13%, 11/18/2041	80	51
		6,529
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	365	277
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	98	70
		347
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	95	87
3.20%, 11/21/2029	251	220
4.05%, 11/21/2039	200	161
4.25%, 11/21/2049	75	60
Biogen, Inc. 2.25%, 5/1/2030	45	36
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	71
		635
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	66
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	71
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (b)	500	425
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	450	382
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025	688	664
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	185	158
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	100	75
S&P Global, Inc.
2.70%, 3/1/2029 (b)	111	96
4.25%, 5/1/2029 (b)	130	122
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	200	193
		2,186
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	84	76
LYB International Finance III LLC 1.25%, 10/1/2025	52	46
		122
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	144
6.50%, 7/15/2025	150	150
4.63%, 10/15/2027	450	404
3.00%, 10/29/2028	150	120

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	78	71
5.50%, 1/15/2026 (b)	290	273
2.13%, 2/21/2026 (b)	60	50
4.25%, 4/15/2026 (b)	10	9
2.53%, 11/18/2027 (b)	383	300
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	85	64
General Motors Financial Co., Inc. 3.80%, 4/7/2025	100	95
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	295	293
5.50%, 2/15/2024 (b)	22	21
		1,994
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	99	87
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	33
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (b)	40	35
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	86	59
		94
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	227	164
3.55%, 9/15/2055	152	100
Verizon Communications, Inc. 2.65%, 11/20/2040	79	51
		315
Electric Utilities — 0.4%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	29
Edison International 5.75%, 6/15/2027	70	69
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	72
Entergy Arkansas LLC 2.65%, 6/15/2051	36	22
Entergy Louisiana LLC
4.00%, 3/15/2033	67	59
2.90%, 3/15/2051	20	13
Evergy, Inc. 2.90%, 9/15/2029	175	145
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	195	174
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	80	62
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	100
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	53	43
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	78	75
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	34	25
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	111	66
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	40	35
2.45%, 12/2/2027 (b)	165	135

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
OGE Energy Corp. 0.70%, 5/26/2023	55	54
Pacific Gas and Electric Co.
1.70%, 11/15/2023	65	62
3.25%, 2/16/2024	170	164
3.45%, 7/1/2025	75	70
2.95%, 3/1/2026	137	121
3.75%, 8/15/2042 (d)	41	26
4.30%, 3/15/2045	25	17
PacifiCorp 4.15%, 2/15/2050	53	43
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	45
Series A-5, 5.10%, 6/1/2052	45	43
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	68
Series C, 4.13%, 3/1/2048	54	40
Union Electric Co. 3.90%, 4/1/2052	68	53
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	141	137
		2,067
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	88	67
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	124	115
Walt Disney Co. (The) 3.50%, 5/13/2040	150	116
		298
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
1.50%, 1/31/2028	65	52
1.88%, 10/15/2030	421	311
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	56
2.50%, 8/16/2031	40	29
Corporate Office Properties LP 2.75%, 4/15/2031	113	83
Equinix, Inc. 2.90%, 11/18/2026	122	109
Healthcare Realty Holdings LP 2.00%, 3/15/2031	166	122
Healthpeak Properties, Inc. 2.13%, 12/1/2028	121	99
Life Storage LP 2.40%, 10/15/2031	110	83
Office Properties Income Trust 2.40%, 2/1/2027	140	101
Physicians Realty LP 2.63%, 11/1/2031	45	34
Realty Income Corp. 1.80%, 3/15/2033	115	81
Sabra Health Care LP 3.20%, 12/1/2031	80	59
Safehold Operating Partnership LP 2.85%, 1/15/2032	146	109
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	272	255
UDR, Inc.
2.10%, 8/1/2032	167	121
1.90%, 3/15/2033	40	28
WP Carey, Inc. 2.40%, 2/1/2031	71	54
		1,786

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — 0.1%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	48	39
2.50%, 2/10/2041 (b)	50	31
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	115	78
3.63%, 5/13/2051 (b)	125	81
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	37	32
		261
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	64	50
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	70
4.38%, 6/1/2046	47	37
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	179	138
		295
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	54
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	174	134
		188
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	23
DH Europe Finance II SARL 3.25%, 11/15/2039	46	35
		58
Health Care Providers & Services — 0.2%
Banner Health 1.90%, 1/1/2031	100	77
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	45
CommonSpirit Health
1.55%, 10/1/2025	30	26
2.78%, 10/1/2030	65	52
3.91%, 10/1/2050	25	18
Elevance Health, Inc. 2.25%, 5/15/2030	168	135
HCA, Inc.
5.25%, 6/15/2026	378	365
5.50%, 6/15/2047	60	51
3.50%, 7/15/2051	52	32
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	51
MidMichigan Health Series 2020, 3.41%, 6/1/2050	15	10
MultiCare Health System 2.80%, 8/15/2050	46	29
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	37
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	54
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	73	54
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	104
		1,140
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	86	59

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	35	34
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	370	346
Southern Power Co. 5.15%, 9/15/2041	115	101
		447
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	325	291
Insurance — 0.2%
Athene Global Funding
2.75%, 6/25/2024 (b)	134	127
1.45%, 1/8/2026 (b)	205	178
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	50
Brown & Brown, Inc. 2.38%, 3/15/2031	168	126
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	136	83
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	178	132
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	75	62
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	169	115
		873
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	120	98
IT Services — 0.0% ^
Global Payments, Inc. 3.20%, 8/15/2029	139	116
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	81
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	41
3.50%, 6/1/2041	50	32
3.50%, 3/1/2042	30	19
3.70%, 4/1/2051	174	105
Comcast Corp.
3.25%, 11/1/2039	149	109
2.80%, 1/15/2051	104	64
Discovery Communications LLC 3.63%, 5/15/2030	74	61
		431
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	200	193
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	158	121
Steel Dynamics, Inc. 1.65%, 10/15/2027	122	100
		414
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	142	97

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	48
Consumers Energy Co. 3.25%, 8/15/2046	34	25
WEC Energy Group, Inc. 1.38%, 10/15/2027	84	69
		142
Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	79
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	48
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	65	60
Energy Transfer LP
4.40%, 3/15/2027	175	163
5.00%, 5/15/2044 (d)	210	162
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	80
Exxon Mobil Corp. 3.00%, 8/16/2039	265	197
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	75	58
4.32%, 12/30/2039 (b)	55	39
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	245	220
3.45%, 10/15/2027 (b)	130	115
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	92	89
5.88%, 4/1/2026 (b)	49	48
MPLX LP 4.50%, 4/15/2038	86	69
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	80	63
Phillips 66 Co. 3.55%, 10/1/2026 (b)	85	79
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	178	178
Targa Resources Corp. 4.20%, 2/1/2033	30	25
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	125
		1,897
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (b)	250	218
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	21
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	90	79
Merck & Co., Inc. 2.35%, 6/24/2040	133	89
Viatris, Inc.
3.85%, 6/22/2040	111	69
4.00%, 6/22/2050	63	38
		296
Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	93	71
Kansas City Southern 4.70%, 5/1/2048	72	62
Norfolk Southern Corp. 3.05%, 5/15/2050	90	58

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	200	170
Union Pacific Corp. 3.55%, 8/15/2039	121	96
		457
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	85	60
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	172
3.19%, 11/15/2036 (b)	27	19
KLA Corp. 3.30%, 3/1/2050	122	86
Microchip Technology, Inc.
0.97%, 2/15/2024	30	28
0.98%, 9/1/2024	63	58
NXP BV (China) 3.25%, 5/11/2041	135	88
Xilinx, Inc. 2.38%, 6/1/2030	228	188
		699
Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	130	94
VMware, Inc.
1.40%, 8/15/2026	154	132
4.70%, 5/15/2030	143	129
		355
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	51	48
Lowe's Cos., Inc. 3.70%, 4/15/2046	178	127
		175
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 3.45%, 2/9/2045	160	126
Dell International LLC 6.20%, 7/15/2030	370	360
		486
Thrifts & Mortgage Finance — 0.0% ^
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	300	261
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	102
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	134
4.39%, 8/15/2037	110	78
3.73%, 9/25/2040	143	92
		406
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	163

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
2.88%, 1/15/2026	90	80
1.88%, 8/15/2026	245	208
		451
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	55	44
Total Corporate Bonds (Cost $36,005)		28,971
U.S. Treasury Obligations — 5.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	1,504	940
1.13%, 8/15/2040	4,644	2,877
2.38%, 2/15/2042	540	414
3.25%, 5/15/2042	165	146
3.38%, 8/15/2042	510	462
2.25%, 8/15/2046	455	328
1.25%, 5/15/2050	202	113
1.38%, 8/15/2050	4,130	2,391
1.63%, 11/15/2050	1,505	934
1.88%, 2/15/2051	343	227
2.25%, 2/15/2052	1,114	809
3.00%, 8/15/2052	222	192
U.S. Treasury Notes
0.13%, 1/31/2023 (e)	1,436	1,420
1.75%, 7/31/2024	430	411
1.88%, 2/28/2027	1,120	1,020
3.13%, 8/31/2027	3,170	3,041
1.88%, 2/28/2029	2,844	2,503
2.88%, 4/30/2029	1,626	1,518
3.13%, 8/31/2029	5,115	4,854
1.63%, 5/15/2031	190	159
2.88%, 5/15/2032	1,700	1,572
U.S. Treasury STRIPS Bonds
1.02%, 8/15/2026 (f)	1,015	865
1.15%, 5/15/2027 (f)	1,035	856
Total U.S. Treasury Obligations (Cost $32,901)		28,052
Mortgage-Backed Securities — 4.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	219	200
Pool # QB4026, 2.50%, 10/1/2050	641	542
Pool # QB4045, 2.50%, 10/1/2050	406	343
Pool # QB4484, 2.50%, 10/1/2050	215	184
Pool # QB4542, 2.50%, 10/1/2050	222	190
Pool # RA4224, 3.00%, 11/1/2050	109	96
Pool # QB8503, 2.50%, 2/1/2051	334	282
Pool # QC4789, 3.00%, 7/1/2051	228	201

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QD5778, 3.00%, 1/1/2052	257	224
Pool # QE1637, 4.00%, 5/1/2052	110	103
Pool # QE1832, 4.50%, 5/1/2052	134	130
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	363	365
Pool # FM3118, 3.00%, 5/1/2050	188	166
Pool # BQ2894, 3.00%, 9/1/2050	358	315
Pool # BQ3996, 2.50%, 10/1/2050	289	245
Pool # BQ5243, 3.50%, 10/1/2050	120	109
Pool # CA7398, 3.50%, 10/1/2050	430	391
Pool # CA8637, 4.00%, 1/1/2051	743	696
Pool # BU3079, 3.00%, 1/1/2052	169	147
Pool # BV0273, 3.00%, 1/1/2052	201	176
Pool # BV4831, 3.00%, 2/1/2052	158	138
Pool # BV0295, 3.50%, 2/1/2052	441	403
Pool # BV6743, 4.50%, 5/1/2052	154	148
Pool # BV9515, 6.00%, 6/1/2052	140	144
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	208	213
Pool # BL8639, 1.09%, 4/1/2028	238	199
Pool # BS6144, 3.97%, 1/1/2029	490	476
Pool # AM5319, 4.34%, 1/1/2029	190	188
Pool # BS0448, 1.27%, 12/1/2029	448	364
Pool # BL9748, 1.60%, 12/1/2029	140	116
Pool # AN7593, 2.99%, 12/1/2029	128	117
Pool # AN8285, 3.11%, 3/1/2030	134	123
Pool # AM8544, 3.08%, 4/1/2030	60	55
Pool # BL9251, 1.45%, 10/1/2030	360	291
Pool # AM4789, 4.18%, 11/1/2030	85	83
Pool # BL9891, 1.37%, 12/1/2030	248	199
Pool # BS5580, 3.68%, 1/1/2032	370	346
Pool # BL5680, 2.44%, 3/1/2032	425	357
Pool # AN6149, 3.14%, 7/1/2032	595	534
Pool # BS6345, 3.91%, 8/1/2032	165	155
Pool # BM3226, 3.44%, 10/1/2032 (g)	590	548
Pool # BS6822, 3.81%, 10/1/2032 (h)	315	310
Pool # BS6954, IO, 4.93%, 10/1/2032 (h)	257	262
Pool # BS6819, IO, 4.12%, 11/1/2032 (h)	365	365
Pool # BS6985, IO, 4.92%, 11/1/2032 (h)	600	609
Pool # AN7923, 3.33%, 1/1/2033	250	226
Pool # BS5357, 3.41%, 3/1/2033	275	248
Pool # AN9067, 3.51%, 5/1/2033	140	129
Pool # AN9752, 3.65%, 7/1/2033	265	247
Pool # BS5511, 3.45%, 8/1/2033	365	331
Pool # BS5127, 3.15%, 9/1/2033	215	188
Pool # BL1012, 4.03%, 12/1/2033	130	124
Pool # BL0900, 4.08%, 2/1/2034	75	72
Pool # AN4430, 3.61%, 1/1/2037	217	202

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0230, 5.50%, 1/1/2058	593	614
Pool # BF0497, 3.00%, 7/1/2060	282	245
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	321	292
Pool # BR3929, 3.50%, 10/20/2050	200	182
Pool # BW1726, 3.50%, 10/20/2050	274	250
Pool # BS8546, 2.50%, 12/20/2050	694	586
Pool # BR3928, 3.00%, 12/20/2050	328	295
Pool # BU7538, 3.00%, 12/20/2050	218	196
Pool # 785294, 3.50%, 1/20/2051	670	611
Pool # CA8452, 3.00%, 2/20/2051	912	820
Pool # CB1543, 3.00%, 2/20/2051	634	562
Pool # CA3588, 3.50%, 2/20/2051	604	551
Pool # CB1536, 3.50%, 2/20/2051	664	609
Pool # CB1542, 3.00%, 3/20/2051	402	356
Pool # CB4433, 3.00%, 3/20/2051	718	627
Pool # CC0070, 3.00%, 3/20/2051	93	84
Pool # CC8726, 3.00%, 3/20/2051	145	129
Pool # CC8738, 3.00%, 3/20/2051	175	155
Pool # CC8723, 3.50%, 3/20/2051	787	718
Pool # CC0088, 4.00%, 3/20/2051	31	29
Pool # CC0092, 4.00%, 3/20/2051	74	70
Pool # CC8727, 3.00%, 4/20/2051	202	179
Pool # CC8739, 3.00%, 4/20/2051	588	523
Pool # CC8740, 3.00%, 4/20/2051	521	463
Pool # CC8751, 3.00%, 4/20/2051	104	92
Pool # CA3563, 3.50%, 7/20/2051	386	356
Pool # CE2586, 3.50%, 7/20/2051	538	491
Pool # CK1527, 3.50%, 12/20/2051	374	342
Pool # CJ8184, 3.50%, 1/20/2052	400	364
Pool # CK2660, 3.00%, 2/20/2052	247	216
Pool # CK2716, 3.50%, 2/20/2052	302	275
GNMA II, Other Pool # 785183, 2.94%, 10/20/2070 (g)	351	312
Total Mortgage-Backed Securities (Cost $29,609)		25,209
Asset-Backed Securities — 4.5%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	99	97
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	340	324
ACC Trust Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	178	177
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	155	138
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	202	201
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	315	269
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	269	234
Series 2016-3, Class AA, 3.00%, 10/15/2028	191	165
Series 2021-1, Class B, 3.95%, 7/11/2030	335	272

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	150	140
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	100	90
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	335	296
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (b)	140	124
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (b)	120	101
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	100	92
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	44	42
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	343	313
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	285	250
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	396	336
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	215	198
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	118	106
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	50	49
Series 2020-P1, Class C, 1.32%, 11/9/2026	175	156
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	14	14
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	270	259
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	260	251
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	54	52
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	32	31
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (b)	195	189
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	205	176
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	187	157
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	47	43
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (b)	144	131
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	125	123
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	135	129
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	165	157
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	130	123
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (b)	298	264
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	280	270
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	59	57
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	140	135
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (b)	420	349
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	140	125
Flagship Credit Auto Trust
Series 2018-1, Class D, 3.86%, 4/15/2024 (b)	52	52
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	180	175
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	185	176
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	265	214
FREED ABS Trust Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	152	151

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Genesis Sales Finance Master Trust Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	231	226
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	18	18
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 ‡ (b)	410	352
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	240	203
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	140	134
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	266	257
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	80	79
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	100	97
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	166	163
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	215	203
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	437	430
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	111	106
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	425	357
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	271	267
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	455	432
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	365	352
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (b)	410	361
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	260	244
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	256	234
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	195	172
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	498	439
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	165	159
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	120	99
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	247	229
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	830	737
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	41	39
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	220	215
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	417	393
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	148	143
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (g)	151	140
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (d)	513	486
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (d)	367	341
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	179	161
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	130	116
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (b)	300	278
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	889	755
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	390	349
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	210	198
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	608	547
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	195	180
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (b)	120	111

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	181	176
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	190	188
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	270	265
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	74	65
Series 2019-2, Class B, 3.50%, 5/1/2028	151	125
Series 2016-2, Class A, 3.10%, 10/7/2028	81	62
Series 2018-1, Class A, 3.70%, 3/1/2030	210	165
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	65	62
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	17	17
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	20	20
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	195	189
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (d)	125	120
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (d)	169	159
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	73	72
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (d)	205	186
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (d)	776	720
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	655	608
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (d)	419	387
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (d)	278	259
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (d)	489	449
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	509	464
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (b)	204	192
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	75	73
Total Asset-Backed Securities (Cost $26,008)		23,798
Collateralized Mortgage Obligations — 1.2%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (d)	350	322
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	340	338
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	451	389
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (g)	75	72
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (g)	317	305
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (g)	398	374
Edition Dus aug32, 0.00%, 8/1/2032 (h)	600	588
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	163	171
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	64	66
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	137	131
Series 2019-7, Class CA, 3.50%, 11/25/2057	731	695
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	320	329
GNMA
Series 2015-H11, Class FC, 2.91%, 5/20/2065 (g)	175	173
Series 2021-H14, Class YD, 8.17%, 6/20/2071 (g)	365	379
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (d)	184	170

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (g)	150	144
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (g)	292	273
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	120	108
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	204	194
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	263	252
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	465	427
Toorak Mortgage Corp. Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (d)	82	82
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	747	658
Total Collateralized Mortgage Obligations (Cost $7,251)		6,640
Commercial Mortgage-Backed Securities — 0.6%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (b) (g)	175	174
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (b) (g)	230	226
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (b) (g)	200	194
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (b) (g)	337	314
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (g)	23,228	174
Series K-1511, Class A1, 3.28%, 10/25/2030	317	299
Series K-1510, Class A2, 3.72%, 1/25/2031	115	108
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	270	251
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	515	419
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	58	54
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (g)	559	50
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (g)	210	186
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (g)	15	14
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (g)	165	156
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (g)	75	72
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 3.62%, 12/15/2037 ‡ (b) (g)	176	168
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	360	289
Total Commercial Mortgage-Backed Securities (Cost $3,507)		3,148
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	157
Republic of Panama 3.16%, 1/23/2030	200	162
Republic of Peru 2.78%, 12/1/2060	49	26
United Mexican States 3.50%, 2/12/2034	228	173
Total Foreign Government Securities (Cost $701)		518

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 9.7%
Investment Companies — 9.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $51,514)	51,514	51,514
Total Investments — 103.3% (Cost $593,593)		547,705
Liabilities in Excess of Other Assets — (3.3)%		(17,749)
NET ASSETS — 100.0%		529,956

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	The rate shown is the effective yield as of September 30, 2022.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
DJ US Real Estate Index	(119)	12/16/2022	USD	(3,781)	603
EURO STOXX 50 Index	(42)	12/16/2022	EUR	(1,347)	24
FTSE 100 Index	(18)	12/16/2022	GBP	(1,375)	35
MSCI EAFE E-Mini Index	(32)	12/16/2022	USD	(2,659)	112
MSCI Emerging Markets E-Mini Index	(197)	12/16/2022	USD	(8,589)	955
S&P 500 E-Mini Index	(30)	12/16/2022	USD	(5,407)	788
					2,517

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$17,741	$6,057	$23,798
Collateralized Mortgage Obligations	—	5,301	1,339	6,640
Commercial Mortgage-Backed Securities	—	2,980	168	3,148
Corporate Bonds	—	28,971	—	28,971
Exchange-Traded Funds	169,610	—	—	169,610
Foreign Government Securities	—	518	—	518
Investment Companies	210,245	—	—	210,245
Mortgage-Backed Securities	—	25,209	—	25,209
U.S. Treasury Obligations	—	28,052	—	28,052
Short-Term Investments
Investment Companies	51,514	—	—	51,514
Total Investments in Securities	$431,369	$108,772	$7,564	$547,705
Appreciation in Other Financial Instruments
Futures Contracts	$2,517	$—	$—	$2,517
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$9,811	$—	$(144)	$—(a)	$7	$(269)	$607	$(3,955)	$6,057
Collateralized Mortgage Obligations	1,440	—	(33)	—(a)	—	(68)	—	—	1,339
Commercial Mortgage-Backed Securities	168	—	(1)	—	1	—	—	—	168
Total	$11,419	$—	$(178)	$—(a)	$8	$(337)	$607	$(3,955)	$7,564

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(178).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,057	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.87%)
			Yield (Discount Rate of Cash Flows)	5.36% - 8.41% (6.89%)

Asset-Backed Securities	6,057
	168	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.56% (6.56%)

Commercial Mortgage- Backed Securities	168
	1,001	Discounted Cash Flow	Constant Prepayment Rate	12.50% - 100% (71.84%)
			Yield (Discount Rate of Cash Flows)	5.23% - 8.19% (6.22%)

Collateralized Mortgage Obligations	1,001
Total	$7,226

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2022, the value of these investments was $338. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$53,325	$6,154	$1,754	$(101)	$(5,588)	$52,036	1,230	$192	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,939	—	1,213	(18)	(800)	6,908	88	69	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	13,153	1,006	880	(136)	(240)	12,903	190	55	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	11,193	797	1,124	(132)	5	10,739	219	45	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	52,847	458	2,241	(260)	(2,249)	48,555	6,848	457	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,017	108	2,628	(485)	(5)	7,007	1,284	108	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	26,933	480	—	—	(3,566)	23,847	1,750	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	108,970	8,237	8,820	(960)	(4,272)	103,155	1,917	464	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,866	59	3,236	(352)	404	3,741	452	59	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$25,275	$401	$1,228	$(177)	$(331)	$23,940	3,970	$401	$—
JPMorgan High Yield Research Enhanced ETF (a)	3,123	—	—	—	(88)	3,035	71	48	—
JPMorgan Inflation Managed Bond ETF (a)	43,296	—	1,139	(64)	(2,464)	39,629	873	548	—
JPMorgan U.S. Aggregate Bond ETF (a)	39,718	10,016	3,507	(435)	(1,432)	44,360	975	202	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	45,463	43,896	37,845	—	—	51,514	51,514	258	—
Total	$449,118	$71,612	$65,615	$(3,120)	$(20,626)	$431,369		$2,906	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.